July 24, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Vanguard Malvern Funds (the Trust)
File No. 33-23444

Ladies and Gentlemen:
Enclosed is the 51st Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this
Amendment is to register Vanguard Short-Term Inflation-Protected Securities Index Fund, a new series of the above mentioned Trust.
Pursuant to Rule 485(a)(2) under the Securities Act of 1933, we have designated an effective date of
October 10, 2012. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b)
filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.
If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2689.

Sincerely,

Nathan M. Will
Associate Counsel
The Vanguard Group, Inc. Enclosures cc: Brion Thompson, Esq. Bo J. Howell, Esq. U.S. Securities & Exchange Commission